BORROWINGS	12 Months Ended
Dec. 31, 2024
Youlife International Holdings Inc [Member]
Restructuring Cost and Reserve [Line Items]
BORROWINGS

14. BORROWINGS

	As of December 31,
	2023	2024
	RMB	RMB	USD
CURRENT
Bank borrowings – unsecured	26,274	43,005	5,892
Long-term borrowing – secured, current portion	-	2,888	395
Subtotal	26,274	45,893	6,287

NON-CURRENT
Long-term borrowing – secured	-	1,474	202
Subtotal	-	1,474	202

Total	26,274	47,367	6,489

Effective interest rate range of bank borrowings was 3.65% to 4.20% as of December 31, 2024.

The Group’s long-term borrowing was secured by the Group’s property and equipment. Effective interest rate range of long-term borrowing was 6.04% as of December 31, 2024. The maturity dates of the long-term borrowing are from October 2025 to September 2026.